INVESTMENT PROPERTIES, Summary (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2022		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in investment property [abstract]
Beginning balance			$ 34,346	$ 35,542
Ending balance	$ 35,542		30,723	34,346	$ 35,542
Cost [Member]
Reconciliation of changes in investment property [abstract]
Beginning balance	0	[1]	38,289	36,819
Acquisition of assets	34,986
Additions	730		279	1,007
Disposals			(616)
Exchange adjustments	1,103		(918)	463
Ending balance	36,819		37,034	38,289	36,819
Accumulated Depreciation [Member]
Reconciliation of changes in investment property [abstract]
Beginning balance			(3,943)	(1,277)	0
Disposals			218
Charge for the year			(2,717)	(2,601)	(1,237)
Exchange adjustments			131	(65)	(40)
Ending balance	(1,277)		(6,311)	(3,943)	(1,277)
Leasehold Land [Member]
Reconciliation of changes in investment property [abstract]
Beginning balance			5,314	5,547
Ending balance	5,547		4,442	5,314	5,547
Leasehold Land [Member] | Cost [Member]
Reconciliation of changes in investment property [abstract]
Beginning balance	0	[1]	5,915	5,746
Acquisition of assets	4,833
Additions	730		38	82
Disposals			(616)
Exchange adjustments	183		(162)	87
Ending balance	5,746		5,175	5,915	5,746
Leasehold Land [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in investment property [abstract]
Beginning balance			(601)	(199)	0
Disposals			218
Charge for the year			(371)	(390)	(192)
Exchange adjustments			21	(12)	(7)
Ending balance	(199)		(733)	(601)	(199)
Building [Member]
Reconciliation of changes in investment property [abstract]
Beginning balance			28,068	29,628
Ending balance	29,628		25,314	28,068	29,628
Building [Member] | Cost [Member]
Reconciliation of changes in investment property [abstract]
Beginning balance	0	[1]	31,273	30,679
Acquisition of assets	29,773
Additions	0		0	224
Disposals			0
Exchange adjustments	906		(718)	370
Ending balance	30,679		30,555	31,273	30,679
Building [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in investment property [abstract]
Beginning balance			(3,205)	(1,051)	0
Disposals			0
Charge for the year			(2,139)	(2,104)	(1,019)
Exchange adjustments			103	(50)	(32)
Ending balance	(1,051)		(5,241)	(3,205)	(1,051)
Others [Member]
Reconciliation of changes in investment property [abstract]
Beginning balance			964	367
Ending balance	367		967	964	367
Others [Member] | Cost [Member]
Reconciliation of changes in investment property [abstract]
Beginning balance	0	[1]	1,101	394
Acquisition of assets	380
Additions	0		241	701
Disposals			0
Exchange adjustments	14		(38)	6
Ending balance	394		1,304	1,101	394
Others [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in investment property [abstract]
Beginning balance			(137)	(27)	0
Disposals			0
Charge for the year			(207)	(107)	(26)
Exchange adjustments			7	(3)	(1)
Ending balance	$ (27)		$ (337)	$ (137)	$ (27)

[1]	The investment properties were acquired from the acquisition of AFH, which was closed on July 1, 2022. See Note 5.